Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Royalties	Fees	Comm. Social Resp.	Total Payments
Total	$ 1,217,961,769	$ 94,666,852	$ 140,641,341	$ 21,522,646	$ 1,474,792,608
Peru | National Superintendence of Customs and Tax Administration
Total	495,773,278	83,917,640			579,690,918
Peru | Agency of Environmental Evaluation and Auditing
Total	2,880,498				2,880,498
Peru | Supervisory Agency of Investment in Energy and Mining
Total	4,815,886				4,815,886
Peru | Ministry of Environment
Total			4,157,097		4,157,097
Peru | Ministry of Transport and Communications
Total			336,554		336,554
Peru | Social responsibility agreements with Regional and Local Governments
Total				2,725,355	2,725,355
Peru | Ministry of Energy and Mines
Total			37,138,080		37,138,080
Peru | Local government
Total	798,978				798,978
Mexico | Tax Administration Services - Government Agency
Total	708,911,913		98,364,237		807,276,150
Mexico | Mexican Geological Service - Government Agency
Total		$ 10,749,212			10,749,212
Mexico | Donations and contributions to local communities
Total				$ 18,797,291	18,797,291
Ecuador | Central government/Ecuador
Total	181,216				181,216
Chile | Central government/Chile
Total			564,779		564,779
Argentina | Central government/Argentina
Total			$ 80,594		80,594
United States | U.S. Treasury Dept.
Total	$ 4,600,000				$ 4,600,000